UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Sector Omega ASA
Address:                  Filipstad Brygge 2, P.O. Box 1994 Vika
                          Oslo, Norway 0125

Form 13F File Number:     28-13611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tonje Vegarud
Title:     Head of Settlements
Phone:     +47 23012909

Signature, Place and Date of Signing:

/s/Tonje Vegarud                  Oslo, Norway                  November 8, 2010

Report Type (Check only one):

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                            0

Form 13F Information Table Entry Total                       29

Form 13F Information Table Value Total:     $212,033 (thousands)

List of Other Included Managers: None

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
HESS CORP                    COM            42809H107    21755   367973 SH       SOLE       NONE     367973      0    0
MURPHY OIL CORP              COM            626717102    20753   335162 SH       SOLE       NONE     335162      0    0
CHEVRON CORP NEW             COM            166764100    19249   237500 SH       SOLE       NONE     237500      0    0
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR  71654V408    18467   509162 SH       SOLE       NONE     509162      0    0
KBR INC                      COM            48242W106    17426   707216 SH       SOLE       NONE     707216      0    0
TRANSOCEAN LTD               REG SHS        H8817H100    14913   231958 SH       SOLE       NONE     231958      0    0
CONOCOPHILLIPS               COM            20825C104    13228   230337 SH       SOLE       NONE     230337      0    0
SCHLUMBERGER LTD             COM            806857108    12650   205329 SH       SOLE       NONE     205329      0    0
ANADARKO PETE CORP           COM            032511107    11520   201930 SH       SOLE       NONE     201930      0    0
PETROHAWK ENERGY CORP        COM            716495106    10225   633532 SH       SOLE       NONE     633532      0    0
WEATHERFORD INTERNATIONAL LT REG            H27013103     9836   575228 SH       SOLE       NONE     575228      0    0
COBALT INTL ENERGY INC       COM            19075F106     5969   625000 SH       SOLE       NONE     625000      0    0
BAKER HUGHES INC             COM            057224107     5521   129600 SH       SOLE       NONE     129600      0    0
CAMERON INTERNATIONAL CORP   COM            13342B105     4906   114200 SH       SOLE       NONE     114200      0    0
BP PLC                       SPONSORED ADR  055622104     3520    85500 SH       SOLE       NONE      85500      0    0
HALLIBURTON CO               COM            406216101     2851    86200 SH       SOLE       NONE      86200      0    0
PLAINS EXPL& PRODTN CO       COM            726505100     2832   106200 SH       SOLE       NONE     106200      0    0
WHITING PETE CORP NEW        COM            966387102     2388    25000 SH       SOLE       NONE      25000      0    0
NATIONAL OILWELL VARCO INC   COM            637071101     2348    52800 SH       SOLE       NONE      52800      0    0
OIL STS INTL INC             COM            678026105     2328    50000 SH       SOLE       NONE      50000      0    0
UNIT CORP                    COM            909218109     1790    48000 SH       SOLE       NONE      48000      0    0
CABOT OIL & GAS CORP         COM            127097103     1695    56300 SH       SOLE       NONE      56300      0    0
SELECT SECTOR SPDR TR        S&P OILGAS EXP 78464A730     1585    37500 SH       SOLE       NONE      37500      0    0
COMSTOCK RES INC             COM NEW        205768203      951    42300 SH       SOLE       NONE      42300      0    0
HELIX ENERGY SOLUTIONS GRP I COM            42330P107      868    77900 SH       SOLE       NONE      77900      0    0
RANGE RES CORP               COM            75281A109      698    18300 SH       SOLE       NONE      18300      0    0
ULTRA PETROLEUM CORP         COM            903914109      697    16600 SH       SOLE       NONE      16600      0    0
MCDERMOTT INTL INC           COM            580037109      602    40700 SH       SOLE       NONE      40700      0    0
EXCO RESOURCES INC           COM            269279402      462    31100 SH       SOLE       NONE      31100      0    0